Fair Value Disclosure and Measurement on Recurring Basis (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Fair value disclosure
Long-term notes payable, current	¥ 10,659	$ 1,673
Long-term notes payable, non-current	45,073	7,073	¥ 52,575
Convertible senior notes, current portion			4,967
Convertible senior notes, non-current portion	9,547	1,498	12,078
Fair value measurements on a recurring basis
Derivative instruments	149	23
Total assets measured at fair value	26,528	4,162	20,688
Total liabilities measured at fair value	288	45	367
Cash Equivalents
Fair value disclosure
Time deposits	16,262	2,552	16,133
Money market funds	3	0	198
Short-term Investments
Fair value disclosure
Held-to-maturity debt investments	141,584	22,218	124,132
Fair value measurements on a recurring basis
Available-for-sale debt investments	2,557	401	2,865
Long-term investments
Fair value disclosure
Held-to-maturity debt investments	8,014	1,258	9,754
Fair value measurements on a recurring basis
Equity investments at fair value with readily determinable fair value	16,375	2,570	12,978
Equity investments without readily determinable fair value using NAV practical expedient	957	150
Investments accounted for at fair value	4,228	663	2,238
Available-for-sale debt investments	2,262	355	2,607
Accounts Payable and Accrued Liabilities
Fair value measurements on a recurring basis
Derivative instruments			40
Amounts Due To Related Parties current
Fair value measurements on a recurring basis
Financial liability	288	$ 45	327
Fair Value, Inputs, Level 1
Fair value measurements on a recurring basis
Total assets measured at fair value	16,832		12,978
Total liabilities measured at fair value			0
Fair Value, Inputs, Level 1 | Cash Equivalents
Fair value disclosure
Money market funds	3		198
Fair Value, Inputs, Level 1 | Long-term investments
Fair value measurements on a recurring basis
Equity investments at fair value with readily determinable fair value	16,375		12,978
Investments accounted for at fair value	457
Fair Value, Inputs, Level 2
Fair value disclosure
Long-term notes payable, current	10,659
Long-term notes payable, non-current	45,073		52,575
Convertible senior notes, current portion			4,967
Convertible senior notes, non-current portion	9,547		12,078
Fair value measurements on a recurring basis
Total assets measured at fair value	2,706		2,865
Total liabilities measured at fair value	288		367
Fair Value, Inputs, Level 2 | Cash Equivalents
Fair value disclosure
Time deposits	16,262		16,133
Fair Value, Inputs, Level 2 | Short-term Investments
Fair value disclosure
Held-to-maturity debt investments	141,584		124,132
Fair value measurements on a recurring basis
Available-for-sale debt investments	2,557		2,865
Fair Value, Inputs, Level 2 | Long-term investments
Fair value disclosure
Held-to-maturity debt investments	8,014		9,754
Fair Value, Inputs, Level 2 | Accounts Payable and Accrued Liabilities
Fair value measurements on a recurring basis
Derivative instruments			40
Fair Value, Inputs, Level 2 | Amounts Due To Related Parties current
Fair value measurements on a recurring basis
Financial liability	288		327
Fair Value, Inputs, Level 3
Fair value measurements on a recurring basis
Total assets measured at fair value	6,033		4,845
Fair Value, Inputs, Level 3 | Long-term investments
Fair value measurements on a recurring basis
Investments accounted for at fair value	3,771		2,238
Available-for-sale debt investments	¥ 2,262		¥ 2,607